Taxation - Schedule of Reconciliation of Income Tax (Expenses) Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Reconciliation Of Income Tax Expenses Benefits Abstract
Current income tax	¥ (16,307)		¥ 2,980	¥ 9,423
Deferred income tax	(1,650)		806	438
Income tax expense/(credit)	(17,957)		3,786	9,861
Continuing operations	(19,150)	$ (2,623)	3,308	9,861
Discontinued operations	1,193		478	0
Loss before income tax from continuing operations	(927,188)	(127,024)	(1,290,722)	(5,627,504)
Loss before income tax from discontinued operations	(5,211)	(714)	(12,642)	0
Loss before income tax including discontinued operations	(932,399)	$ (127,738)	(1,303,364)	(5,627,504)

Tax calculated at statutory income tax rate of 25% in Mainland China	(233,100)		(325,841)	(1,406,876)
Differing tax rates in different jurisdictions	77,346		65,790	1,272,471
Expenses not deductible for income tax purposes	89,191		122,634	137,862
Deductible temporary differences not recognized	24,449		23,771	0
Tax losses not recognized	24,792		140,493	37,283
Utilization of deductible temporary differences previously not recognized	0		(17,657)	0
Utilization of tax losses previously not recognized	(635)		(1,660)	(30,879)
Tax exemptions	0		(456)	0
Others	¥ 0		¥ (3,288)	¥ 0